Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2024
Furniture and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Declining balance
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Declining balance
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Straight-line
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease term or 5 years